Share-Based Compensation - Schedule of Share Option Activities (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share Option Activities [Abstract]
Number of share options, Options outstanding, Beginning (in Shares)
Weighted average grant date fair value, Options outstanding, Beginning
Number of share options, Options outstanding, Ending (in Shares)	1,210,000
Weighted average grant date fair value, Options outstanding, Ending	$ 2.32
Weighted average remaining contract life, Options outstanding, Ending	7 years 5 months 1 day
Number of share options, Options vested and exercisable (in Shares)	1,210,000
Weighted average grant date fair value, Options vested and exercisable	$ 2.32
Weighted average remaining contract life, Options vested and exercisable	7 years 5 months 1 day
Number of share options, Granted (in Shares)	1,250,000
Weighted average grant date fair value, Granted	$ 2.32
Weighted average remaining contract life , Granted	8 years 4 months 20 days
Number of share options, Exercised (in Shares)	(40,000)
Weighted average grant date fair value, Exercised	$ 2.27